Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment, net consisted of the following at December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Land	$1,350	$-
Computers, software, and equipment	2,810	1,707
Leasehold improvements	6,416	3,536
Satellite antenna	2,996	1,338
Test and lab equipment	7,765	2,666
Phased array test facility	2,536	704
Assembly and integration equipment	704	616
Furniture and fixtures	574	338
Vehicles	67	67
Property and equipment	$25,218	$10,972
Accumulated depreciation	(3,592)	(915)
Other construction in progress	6,701	-
Property and equipment, net	$28,327	$10,057

BlueWalker 3 satellite - construction in progress	$67,615	$27,013
Total property and equipment, net	$95,942	$37,070

Depreciation expense for the years ended December 31, 2021 and 2020 was approximately $2.7 million and $0.7 million, respectively.

Midland Purchase

On December 8, 2021, the Company’s subsidiary, AST & Science Texas, LLC, executed an agreement to purchase real property, including offices, industrial warehouse buildings and equipment for a total purchase price of $8.0 million. The transaction was accounted for as an asset acquisition under ASC 805 and as such, the purchase price was allocated to the assets acquired based on their relative fair values based on Level 2 inputs as of the acquisition date. Accordingly, $1.3 million has been allocated to the land acquired and $6.7 million has been recorded to construction in progress until the Company places the property and equipment in service. The Company intends to utilize the acquired assets for the assembly, integration and testing of the BB satellites. In connection with the purchase, the Company issued a term promissory note (the “Term Loan”) for $5.0 million secured by the property; refer to Note 9 for additional information. Under the terms of the Term Loan, the Company deposited $2.8 million to use exclusively for the funding of the capital improvements at the property. The deposit of $2.8 million is presented as Restricted Cash in the Consolidated Balance Sheets.